Note 25 - Derivative Financial Instruments - Foreign Exchange Derivative Contracts and Hedge Accounting (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	$ (13)	$ 8,232
Hedge accounting reserve	1,300	4,800
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(13)	8,232
Hedge accounting reserve	1,259	(4,771)	$ 2,591
Foreign exchange contract, purchase currency MXN, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	1,444	9,838
Hedge accounting reserve	(93)	156
Foreign exchange contract, purchase currency USD, sell currency MXN [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(838)	(5)
Hedge accounting reserve	0	0
Foreign exchange contract, purchase currency EUR, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(7,670)	543
Hedge accounting reserve	(7,430)	0
Foreign exchange contract, purchase currency USD, sell currency EUR [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	9,092	(1,969)
Hedge accounting reserve	8,258	5
Foreign exchange contract, purchase currency JPY, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(269)	94
Hedge accounting reserve	557	(4,958)
Foreign exchange contract, purchase currency USD, sell currency BRL [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(1,030)	412
Hedge accounting reserve	0	85
Foreign exchange contract, purchase currency USD, sell currency KWD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	0	(246)
Hedge accounting reserve	0	(59)
Foreign exchange contract, purchase currency USD, sell currency CAD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(246)	0
Hedge accounting reserve	0	0
Foreign exchange contract, purchase currency USD, sell currency GPB [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(55)	(49)
Hedge accounting reserve	0	0
Foreign exchange contract, purchase currency USD, sell currency CNY [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(130)	(482)
Hedge accounting reserve	0	0
Foreign exchange contract, purchase currency BRL, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(238)	0
Hedge accounting reserve	0	0
Foreign exchange contract, Other [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(73)	96
Hedge accounting reserve	$ (33)	$ 0